SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Valuation of Investments (Details) - John Deere Tax Deferred Savings Plan for Wage Employees - Deere & Company Common Stock Fund - $ / shares	Oct. 31, 2025	Oct. 31, 2024
Master Trust
Net asset value per unit	$ 657.24	$ 576.83
Master Trust
Master Trust
Number of units	1,754,472	1,930,209
Plan's Interest
Master Trust
Number of units	385,751	412,454